Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Class A Common Stock	Additional Paid - in Capital	Accumulated Deficit	Total
Balances at Dec. 31, 2016	$ 8	$ 187,752	$ (182,782)	$ 4,978
Balances (in shares) at Dec. 31, 2016	1,183,151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity changes related to compensation		249		249
Proceeds from common stock offering and warrant exercises, net of costs		17,095		17,095
Proceeds from common stock offering and warrant exercises, net of costs (in shares)	6,780,939
Fair value of shares issued for convertible note and interest and preferred stock liability converted to common stock		734		734
Fair value of shares issued for convertible note and interest and preferred stock liability converted to common stock (in shares)	177,018
Fractional shares issued in connection with reverse split (in shares)	10,737
Proxy contest consideration		810		810
Net Loss			(17,700)	(17,700)
Balances at Dec. 31, 2017	$ 8	206,640	(200,482)	6,166
Balances (in shares) at Dec. 31, 2017	8,151,845
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from common stock offering and warrant exercises, net of costs		1,524		1,524
Proceeds from common stock offering and warrant exercises, net of costs (in shares)	1,600,000
Issuance and conversion of 2018 Notes, net of costs	$ 8	31,816		31,824
Issuance and conversion of 2018 Notes, net of costs (in shares)	72,826,126
Proceeds from warrant exercises related to 2018 Note Offering	$ 1	13,088		13,089
Proceeds from warrant exercises related to 2018 Note Offering (in shares)	8,681,667
Share-based compensation		263		263
Common stock issued to settle proxy contest (in shares)	600,000
Net Loss			(42,084)	(42,084)
Balances at Dec. 31, 2018	$ 17	$ 253,331	$ (242,566)	$ 10,782
Balances (in shares) at Dec. 31, 2018	91,859,638